Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

Note 38.     Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2021	2020	2019
Switzerland	(14,756)	(22,277)	(19,179)
Foreign	(9,431)	(6,621)	(3,838)
Income/(loss) before income tax	(24,187)	(28,898)	(23,017)

Income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2021	2020	2019
Switzerland	—	—	(42)
Foreign	(93)	9	13
Less discontinued operations	—	—	42
Income tax expense / (income)	(93)	9	13

Income tax at the Swiss statutory rate compared to the Group’s income tax expenses as reported are as follows:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2021	2020
Foreign	(2,900)	3
Net deferred income tax asset /(liability)	(2,900)	3

Income tax at the Swiss statutory rate compared to the Group’s income tax expenses as reported are as follows:

	12 months ended December 31,
USD'000	2021	2020	2019
Net income/(loss) from continuing operations before income tax	(24,187)	(28,898)	(23,017)
Statutory tax rate	14%	14%	24%
Expected income tax (expense)/recovery	3,384	4,043	5,524
Income tax (expense)/recovery	93	(9)	(13)
Change in valuation allowance	(24,710)	(631)	(2,129)
Permanent Difference	(92)	(1)	0
Change in expiration of tax loss carryforwards	21,418	(3,411)	(3,395)
Income tax (expense) / recovery	93	(9)	(13)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred tax assets and liabilities	As at December 31,	As at December 31,	As at December 31,
USD'000	2021	2020	2019
Stock-based compensation	92	1	—
Defined benefit accrual	748	1,089	1,100
Tax loss carry-forwards	36,859	12,655	11,264
Net deferred income tax liability	(2,900)	—	—
Deferred tax liability on change in unrealized gains related to available-for-sale debt securities	—	(753)	—
Valuation allowance	(37,699)	(12,989)	(12,358)
Deferred tax assets / (liabilities)	(2,900)	3	6

As of December 31, 2021, the Group’s operating cumulated loss carry-forwards of all jurisdictions for its continuing operations are as follows:

Operating loss-carryforward as of December 31, 2021
USD'000	USA	Switzerland	Spain	France	UK	Germany	India	Saudi Arabia	Total
2022	—	6,920	209	4,849	32	8,977	—	24	21,011
2023	—	9,789	1,213	8,887	2	11,237	—	—	31,128
2024	—	5,671	1,244	—	1	11,128	—	—	18,044
2025	—	10,372	—	—	1	9,165	353	—	19,891
2026	—	6,181	—	—	2	7,958	271	—	14,412
2027	—	16,105	—	—	—	8,498	164	—	24,767
2028	91	25,920	—	—	—	6,407	90	—	32,508
2029	9	—	—	—	—	—	178	—	187
2030	2	—	23	—	—	—	—	—	25
2031	54	—	24	—	—	—	—	—	78
2032	89	—	70	—	—	—	—	—	159
2033	—	—	80	—	—	—	—	—	80
2034	—	—	91	—	—	—	—	—	91
2035	829	—	187	—	—	—	—	—	1,016
2036	1,932	—	104	—	—	—	—	—	2,036
2037	1,584	—	165	—	—	—	—	—	1,749
2038	3,186	—	—	—	—	—	—	—	3,186
2039	5,441	—	—	—	—	—	—	—	5,441
2040	90	—	—	—	—	—	—	—	90
2041	886	—	—	—	—	—	—	—	886
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	14,193	80,958	3,410	13,736	38	63,370	1,056	24	176,785

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2016 - 2021
USA	2019 - 2021
France	2019 - 2021
Spain	2018 - 2021
Japan	2017 - 2021
Taiwan	2021
India	2021
Germany	2019 - 2021
UK	2016 - 2021
Arabia	2021
Vietnam	2021

As at December 31, 2021, WISeKey Semiconductors SAS had recorded a USD 47,368 tax provision following a tax audit started in 2018 in relation to prior years. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities.

The Group has no unrecognized tax benefits.